ORGANIZATION AND NATURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS

NOTE 1:	ORGANIZATION AND NATURE OF THE BUSINESS

a.	Description of the Business

Nasus Pharma Ltd. (the “Company”) was incorporated in May 2019 under the laws of the State of Israel. The Company is a clinical stage specialty pharmaceutical company focused primarily on the development of intranasal drugs to treat emergency medical conditions. The Company is developing a powder-based intranasal technology with a specialized product portfolio to address acute medical conditions and public health threats. The Company’s lead product candidate is NS002, an intranasal powder Epinephrine nasal spray for the treatment of type 1 severe allergies and anaphylaxis. The Company has also been developing NS001, an intranasal naloxone powder nasal spray for the treatment of opioid overdose. Following the successful completion of its Phase 3 clinical trial, the Company has paused development activities for NS001 and is evaluating potential partnering opportunities and strategic alternatives for the program.

b.	Liquidity and Going Concern

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, conducting clinical trials and securing capital resources. The Company remains in the development and clinical stage and has not generated revenue from its product candidates to date. As a result, the magnitude of future operating losses and the timing of achieving profitability remain uncertain.

During the year ended December 31, 2025, the Company incurred a net loss of $5,856 (and a loss of $5,805 from continuing operations) and used net cash flows from operations of $4,917 (and cash used in continuing operations was $4,861. Additionally, as of December 31, 2025, the Company had an accumulated deficit of $18,520.

The Company has funded its operations to date primarily through equity financing and the issuance of convertible securities in the form of simple agreements of future equity (“SAFE”) (see Note 4). Additionally, in August 2025, the Company successfully completed an initial public offering (“IPO”), and, in September 2025, closed on a partial exercise of the over-allotment option by the underwriters of its IPO, raising an aggregate of $10 million in gross proceeds. On February 12, 2026, the Company closed a private placement transaction with certain institutional and accredited investors for the issuance of Ordinary Shares and warrants to purchase Ordinary Shares (the “Warrants”), for aggregate gross proceeds of $15.0 million. As of March 25, 2026, the Company had cash and cash equivalents and short-term deposits of $15 million to fund its operations.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s products and to achieve a level of sales adequate to support the Company’s cost structure. While the Company has been able to raise outside capital in the past, there is no assurance that it will be able to successfully obtain additional financing on a timely basis in terms acceptable to the Company.

Management expects that the Company will continue to generate losses from the clinical development and regulatory activities of its product candidates, which would result in negative cash flow from operating activity. This has led management to conclude that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

c.	Stock split

On August 6, the Company effected a forward share split at a ratio of 1-for-4.77008. All share and per share amounts for Ordinary Shares, share options and loss per share amounts have been adjusted to give retroactive effect to the forward share split for all periods presented in these consolidated financial statements.

d.	Initial Public Offering and Private Placement

On August 14, 2025, the Company closed its IPO of 1,250,800 Ordinary Shares, at a price of $8.00 per share and on September 30, 2025, the Company closed partial exercise of the underwriters’ over-allotment option to purchase additional 3,824 Ordinary Shares, at a price of $8.00 per share, resulting in total gross proceeds from the IPO of $10 million (net proceeds of $8.2 million after deducting underwriting discounts and commissions and other offering expenses). The Company’s Ordinary Shares are listed on the NYSE American and commenced trading under the symbol “NSRX” on August 13, 2025.

On February 10, 2026, the Company entered into a definitive securities purchase agreement (the “Securities Purchase Agreement”), for a private placement of Ordinary Shares and Warrants (the “February 2026 Private Placement”). Pursuant to the Securities Purchase Agreement, certain investors purchased 2,695,425 of the Company’s Ordinary Shares and Warrants to purchase up to 2,695,425 Ordinary Shares at a combined purchase price of $5.565 per share. The offering resulted in gross proceeds to the Company of $15.0 million (net proceeds of $13.7 million after deducting placement agent fees and other offering expenses).

The Warrants have an exercise price of $6.53 per Ordinary Share, and expire upon the earlier of two years from the date of issuance and 30 trading days following the Company’s announcement of the top-line results of the Company’s NS002 pivotal study. The Warrants have not been exercised as of these consolidated financial statements’ issuance date.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATE FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)